FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2016
FAIR VALUE MEASUREMENT
12.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured cash and cash equivalents at fair value on a recurring basis. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of September 30, 2016, available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Those investments were measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Year ended September 30, 2016
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2016	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	53,677	53,677	—	—
Short-term investments:
Available-for-sale securities	150	—	150	—
Long-term investments:
Available-for-sale securities	637	—	637	—

Total assets measured at fair value	54,464	53,677	787	—

Redeemable preferred shares do not have a quoted market rate and for those, the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement.

The fair value of the short term borrowing was classified as level 2 as set out in Note 15. Term deposits with original maturity over three months and restricted cash approximated fair value and represented a level 1 measurement. Cost method investment and held-to-maturity investments approximated their fair value and represented a level 2 measurement.

Measured and disclosed fair value on a nonrecurring basis

The Group measures the goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to goodwill and acquired intangible assets for the years ended September 30, 2014, 2015 and 2016.